INCOME TAXES (Details Narrative) - USD ($)	11 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Corporate statutory rate	3.15%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Limitations on Use		The US state net operating losses generally start expiring in 20 years.
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 4,429,438		$ 4,429,438
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Limitations on Use		the
CANADA
Operating Loss Carryforwards [Line Items]
Corporate statutory rate			23.00%	23.00%